BARCLAYS GLOBAL INVESTORS FUNDS
Registration Nos. 33-54126; 811-7332

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Barclays Global Investors Funds (the "Trust") that the Prospectus and related Statement of Additional Information describing the Trust's Institutional and Prime Money Market Funds' Select Share Class, that would have been filed pursuant to 17 C.F.R. 230.497(c), does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 44 to the Trust's Registration Statement filed pursuant to Rule 485(a) on Form N-1A, the text of which was filed on November 10, 2003.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 16th day of January, 2004.

Witness:	BARCLAYS GLOBAL INVESTORS FUNDS
By: /s/ Danell Doty	By: /s/ Michael A. Latham
Name: Danell Doty	Name: Michael A. Latham,
Title: Assistant Secretary	Title: Secretary and Treasurer